10Q ACCUMULATED OTHER COMPREHENSIVE LOSS - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Equity [Abstract]
Foreign currency translation adjustment, other comprehensive loss attributable to noncontrolling interests	$ 43.6	$ (23.1)	$ (54.5)	$ 50.4	$ (13.3)